Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,768)	$ (36,189)	$ (133,828)	$ (202,717)
Deferred tax assets	$ 22,690	464,404	317,758	297,004
Net deferred ISR asset		428,215	183,930	94,287	$ 132,792
Provisions, allowances and labor obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		159,813	244,982	157,560
Deferred tax assets		468,314	230,532	205,834
Leasehold improvements
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(225,726)	(426,325)	(407,173)
Deferred tax assets		(243,480)	(172,806)	(184,649)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		3,242	15,883	14,937
Deferred tax assets		243,191	268,930	285,045
Recoverable tax on assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		28,619	28,619	28,619
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(2,137)	3,013	3,340
Deferred tax assets		(3,621)	(8,898)	(9,226)
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 246,433	$ 284,813	$ 299,982